ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS
NOTE 9-ADVANCES FROM THE FHLB

Advances from the FHLB consist of the following:

	At December 31,
	2011		2010
		Weighted		Weighted
Prinicpal payments due during	Amount	average rate	Amount	average rate
	(in thousands)

2011	$-	-%	$21,322	4.02%
2012	25,259	3.88%	24,578	3.93%
2013	10,187	3.30%	9,492	3.39%
2014	3,398	2.52%	2,686	2.69%
2015	2,767	2.28%	2,044	2.35%
2016	3,969	2.22%	1,658	2.44%
Thereafter	1,328	2.16%	207	2.60%
	$46,908	3.37%	$61,987	3.73%

    The advances are collateralized by certain first mortgage loans totaling approximately $297.4 million and the FHLB stock owned by the Bank which allows for a maximum borrowingcapacity of $220.8 million. Total unused lines of credit at the FHLB were $60.0 million at December 31, 2011. All of the advances from the FHLB are fixed rate, fixed term.